Accrued liabilities	12 Months Ended
Dec. 31, 2017
Accrued liabilities
Accrued liabilities

38.        Accrued liabilities

The amounts of accrued liabilities as of December 31, 2017, 2016 and 2015 were US$180.9 million, US$230.5 million and US$132.5 million, within which the amounts of accrued payroll expenses were US$116.7 million, US$163.6 million and US$71.5 million, respectively.